Investment property (Details) - GBP (£)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Investment property
Opening amount			£ 19,713,000	£ 19,993,000
Depreciation charge	£ (70,000)	£ (70,000)	(140,000)	(140,000)
Closing amount	19,573,000	19,853,000	19,573,000	19,853,000
Cost / gross value
Investment property
Opening amount			32,193,000	32,193,000
Closing amount	32,193,000	32,193,000	32,193,000	32,193,000
Accumulated depreciation, amortization and impairment
Investment property
Opening amount			(12,480,000)	(12,200,000)
Closing amount	£ (12,620,000)	£ (12,340,000)	(12,620,000)	£ (12,340,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed
Investment property
Opening amount			£ 36,490,000